CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended		161 Months Ended	164 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012	Jun. 30, 2012
Cash flows from operating activities
Net loss	$ (336,664)	$ (92,831)	$ (534,222)	$ (183,666)	$ (4,305,970)	$ (4,642,634)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation					6,268	6,268
Common stock issued for services					53,050	53,050
Change in fair value of warrant liability					(65,635)	(65,635)
Stock-based compensation expense	45,581	2,154	3,819	11,438	887,229	932,810
Reversal of stock-based compensation expense			(16,182)		(16,182)	(16,182)
Loss on disposal of fixed assets					9,800	9,800
Write off of oil, gas and mineral leases					112,000	112,000
Change in operating assets and liabilities:
Increase in accounts receivable	(4,714)		(8,954)		(8,954)	(13,668)
Increase in prepaid expenses and other current assets	(33,297)	(475)	(16,921)	(10,037)	(26,958)	(60,255)
Increase (decrease) in accounts payable	(147)	20,306	38,785	(6,237)	46,803	46,656
Increase in accrued liabilities	16,650					16,650
Net cash used in operating activities	(312,591)	(70,846)	(533,675)	(188,502)	(3,308,549)	(3,621,140)
Cash flows from investing activities
Purchase of property and equipment					(16,068)	(16,068)
Cash received in acquisition of subsidiary			378,436		378,436	378,436
Purchase of oil, gas and mineral leases	(155,073)		(253,500)		(365,500)	(520,573)
Development and exploration costs related to oil and gas leases	(2,550)		(38,366)		(38,366)	(40,916)
Net cash provided by (used in) investing activities	(157,623)		86,570		(41,498)	(199,121)
Cash flows from financing activities
Proceeds from issuance of common stock and warrants			704,870		4,332,370	4,332,370
Proceeds from loans from related party					510,000	510,000
Repayment of loans from related party					(510,000)	(510,000)
Net cash provided by financing activities			704,870		4,332,370	4,332,370
Increase (decrease) in cash and cash equivalents	(470,214)	(70,846)	257,765	(188,502)	982,323	512,109
Cash and cash equivalents at beginning of period	982,323	724,558	724,558	913,060
Cash and cash equivalents at end of period	512,109	653,712	982,323	724,558	982,323	512,109
Supplemental disclosure of cash flow information:
Interest paid in cash					77,480	77,480
Income tax paid in cash
Non-cash investing and financing activities:
Issuance of common stock and warrants for commission					60,000	60,000
Issuance of common stock for purchase of oil and gas lease on July 29, 2011			1,818,000		1,818,000	1,818,000
Issuance of common stock and warrants for acquisition of subsidiary on March 30, 2012			$ 24,387,356		$ 24,387,356	$ 24,387,356